UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22011

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	January 31, 2016

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

January 31, 2016 (unaudited)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
Fixed Income Securities (97.9%)
Brazil (7.8%)
Sovereign (7.8%)
Brazil Letras do Tesouro Nacional,
Zero Coupon, 7/1/18	BRL	31,250	$5,561
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/19 – 1/1/25	287,330		56,373
			61,934
Chile (0.2%)
Sovereign (0.2%)
Chile Government International Bond,
5.50%, 8/5/20	CLP	1,165,000	1,670

Colombia (6.9%)
Sovereign (6.9%)
Colombia Government International Bond,
7.75%, 4/14/21	COP	19,000,000	5,843
9.85%, 6/28/27	46,000,000		15,695
Colombian TES,
10.00%, 7/24/24	75,500,000		24,918
Financiera de Desarrollo Territorial SA Findeter,
7.88%, 8/12/24 (a)	31,492,000		8,072
			54,528
Hungary (6.7%)
Sovereign (6.7%)
Hungary Government Bond,
5.50%, 6/24/25	HUF	4,900,000	20,374
6.00%, 11/24/23	3,140,000		13,272
7.50%, 11/12/20	4,574,000		19,743
			53,389
Indonesia (9.6%)
Sovereign (9.6%)
Barclays Bank PLC, Indonesia Government Bonds, Credit Linked Notes,
10.00%, 7/17/17 (a)	IDR	360,000,000	26,867
Credit Suisse, Indonesia Government Bonds, Credit Linked Notes,
10.00%, 7/17/17	154,683,530		11,544
Indonesia Treasury Bond,
8.38%, 3/15/34	252,600,000		17,756
JPMorgan Chase Bank, London, Indonesia Government Bonds, Credit Linked Notes,
8.25%, 7/17/21	135,000,000		9,820
10.00%, 7/19/17 (b)	135,525,000		10,114
			76,101
Malaysia (9.5%)
Sovereign (9.5%)
Malaysia Government Bond,
3.48%, 3/15/23	MYR	49,480	11,730
4.18%, 7/15/24	258,900		63,370
			75,100

Mexico (12.1%)
Sovereign (12.1%)
Mexican Bonos,
6.50%, 6/10/21	MXN	503,185	29,240
7.50%, 6/3/27	72,585		4,403
8.50%, 5/31/29	290,400		18,936
Petroleos Mexicanos (Units),
7.65%, 11/24/21 (a)(c)	791,300		42,973
			95,552
Peru (4.8%)
Sovereign (4.8%)
Peru Government Bond (Units),
5.70%, 8/12/24 (c)	PEN	44,037	11,433
Peruvian Government International Bond (Units),
5.70%, 8/12/24 (a)(c)	66,501		17,266
8.20%, 8/12/26 (c)	32,110		9,663
			38,362
Philippines (1.8%)
Sovereign (1.8%)
Philippine Government International Bond,
4.95%, 1/15/21	PHP	648,000	14,004

Poland (9.8%)
Sovereign (9.8%)
Poland Government Bond,
5.25%, 10/25/20	PLN	131,000	36,501
5.75%, 9/23/22	141,500		41,251
			77,752
Romania (3.1%)
Sovereign (3.1%)
Romania Government Bond,
4.75%, 2/24/25	RON	42,000	11,015
5.90%, 7/26/17	53,290		13,615
			24,630
Russia (5.2%)
Sovereign (5.2%)
Russian Federal Bond - OFZ,
6.80%, 12/11/19	RUB	520,000	6,223
7.05%, 1/19/28	1,775,000		18,944
8.15%, 2/3/27	1,398,800		16,422
			41,589
South Africa (9.5%)
Sovereign (9.5%)
South Africa Government Bond,
6.75%, 3/31/21	ZAR	651,200	37,477
7.25%, 1/15/20	24		1
8.00%, 1/31/30	677,750		37,661
			75,139

Thailand (1.5%)
Sovereign (1.5%)
Thailand Government Bond,
3.63%, 6/16/23	THB	380,000	11,682

Turkey (9.4%)
Corporate Bond (3.9%)
Turkiye Garanti Bankasi AS,
7.38%, 3/7/18 (a)	TRY	102,980	30,802

Sovereign (5.5%)
Turkey Government Bond,
8.00%, 3/12/25	8,100		2,345
10.40%, 3/20/24	9,500		3,187
10.50%, 1/15/20	112,825		38,316
			43,848
			74,650
Total Fixed Income Securities (Cost $1,099,925)			776,082

Short-Term Investments (2.1%)
U.S. Treasury Security (0.8%)
U.S. Treasury Bill,
0.51%, 6/9/16 (Cost $6,668) (d)	$6,680		6,672

	Shares		Value (000)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $10,672)	10,671,953		10,672
Total Short-Term Investments (Cost $17,340)			17,344
Total Investments (100.0%) (Cost $1,117,265) (f)(g)			793,426
Liabilities in Excess of Other Assets			(245,015)
Net Assets			$548,411

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2016.
(c)	Consists of one or more classes of securities traded together as a unit.
(d)	Rate shown is the yield to maturity at January 31, 2016.
(e)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended January 31, 2016, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(f)	Securities are available for collateral in connection open foreign currency forward exchange contracts and a futures contract.
(g)

At January 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,386,000 and the aggregate gross unrealized depreciation is approximately $325,225,000 resulting in net unrealized depreciation of approximately $323,839,000.

OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at January 31, 2016:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	BRL	79,380		$19,754	2/2/16	$(92)
JPMorgan Chase Bank NA	BRL	10,910		$2,640	2/2/16	(88)
JPMorgan Chase Bank NA	BRL	4,780		$1,161	2/2/16	(34)
JPMorgan Chase Bank NA	BRL	11,000		$2,715	2/2/16	(35)
JPMorgan Chase Bank NA	BRL	5,220		$1,253	2/2/16	(52)
JPMorgan Chase Bank NA	BRL	5,280		$1,268	2/2/16	(52)
JPMorgan Chase Bank NA	BRL	42,350		$10,475	2/2/16	(113)
JPMorgan Chase Bank NA	BRL	16,000		$3,958	2/2/16	(42)
JPMorgan Chase Bank NA	BRL	11,000		$2,721	2/2/16	(29)
JPMorgan Chase Bank NA	BRL	10,470		$2,590	2/2/16	(28)
JPMorgan Chase Bank NA	BRL	16,000		$3,958	2/2/16	(42)
JPMorgan Chase Bank NA	BRL	10,750		$2,659	2/2/16	(29)
JPMorgan Chase Bank NA	BRL	10,000		$2,474	2/2/16	(27)
JPMorgan Chase Bank NA	$10,346		BRL	42,350	2/2/16	242
JPMorgan Chase Bank NA	$2,538		BRL	10,470	2/2/16	80
JPMorgan Chase Bank NA	$3,951		BRL	16,000	2/2/16	50
JPMorgan Chase Bank NA	$3,948		BRL	16,000	2/2/16	52
JPMorgan Chase Bank NA	$2,686		BRL	11,000	2/2/16	64
JPMorgan Chase Bank NA	$2,423		BRL	10,000	2/2/16	78
JPMorgan Chase Bank NA	$2,593		BRL	10,750	2/2/16	94
JPMorgan Chase Bank NA	$1,182		BRL	4,780	2/2/16	13
JPMorgan Chase Bank NA	$1,306		BRL	5,280	2/2/16	14
JPMorgan Chase Bank NA	$2,699		BRL	10,910	2/2/16	29
JPMorgan Chase Bank NA	$1,291		BRL	5,220	2/2/16	14
JPMorgan Chase Bank NA	$2,721		BRL	11,000	2/2/16	29
JPMorgan Chase Bank NA	$19,635		BRL	79,380	2/2/16	211
JPMorgan Chase Bank NA	PHP	426,000		$9,003	2/5/16	64
JPMorgan Chase Bank NA	RUB	400,000		$5,180	2/12/16	(105)
JPMorgan Chase Bank NA	RUB	365,000		$4,672	2/12/16	(150)
JPMorgan Chase Bank NA	RUB	210,000		$2,723	2/12/16	(51)
JPMorgan Chase Bank NA	MYR	26,000		$5,920	2/16/16	(331)
JPMorgan Chase Bank NA	MYR	10,600		$2,478	2/16/16	(70)
JPMorgan Chase Bank NA	EUR	24,000		$25,944	2/19/16	(66)
JPMorgan Chase Bank NA	EUR	5,000		$5,428	2/19/16	9
JPMorgan Chase Bank NA	$14,164		EUR	13,000	2/19/16	(75)
JPMorgan Chase Bank NA	$5,473		EUR	5,000	2/19/16	(54)
JPMorgan Chase Bank NA	COP	22,000,000		$6,474	2/22/16	(216)
JPMorgan Chase Bank NA	COP	23,000,000		$6,926	2/22/16	(69)
JPMorgan Chase Bank NA	MXN	50,500		$2,725	2/22/16	(55)
JPMorgan Chase Bank NA	MXN	24,650		$1,334	2/22/16	(23)
JPMorgan Chase Bank NA	MXN	257,650		$13,810	2/22/16	(377)
JPMorgan Chase Bank NA	MXN	49,500		$2,693	2/22/16	(32)
JPMorgan Chase Bank NA	$1,338		MXN	24,640	2/22/16	19
JPMorgan Chase Bank NA	$1,336		MXN	24,600	2/22/16	18
JPMorgan Chase Bank NA	$1,331		MXN	24,650	2/22/16	27
JPMorgan Chase Bank NA	ZAR	55,000		$3,311	2/22/16	(139)
JPMorgan Chase Bank NA	ZAR	334,200		$19,825	2/22/16	(1,133)
JPMorgan Chase Bank NA	ZAR	24,000		$1,470	2/22/16	(35)
JPMorgan Chase Bank NA	$19,423		THB	700,000	2/23/16	155
JPMorgan Chase Bank NA	CLP	1,900,000		$2,641	2/26/16	(15)
JPMorgan Chase Bank NA	CLP	800,000		$1,114	2/26/16	(5)
JPMorgan Chase Bank NA	HUF	4,669,000		$16,160	2/26/16	(81)
JPMorgan Chase Bank NA	$5,317		CLP	3,800,000	2/26/16	(5)
JPMorgan Chase Bank NA	TRY	64,200		$21,260	2/29/16	(289)
JPMorgan Chase Bank NA	TRY	8,000		$2,639	2/29/16	(47)
JPMorgan Chase Bank NA	$3,394		IDR	47,000,000	2/29/16	1
JPMorgan Chase Bank NA	$1,099		TRY	3,300	2/29/16	9
JPMorgan Chase Bank NA	BRL	42,350		$10,259	3/2/16	(238)
						$(3,052)

Futures Contract:

The Fund had the following futures contract open at January 31, 2016:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Depreciation (000)
Short:
U.S. Treasury 5 yr. Note	210	$(25,341)	Mar-16	$(159)

BRL	—	Brazilian Real
CLP	—	Chilean Peso
COP	—	Colombian Peso
EUR	—	Euro
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PEN	—	Peruvian Nuevo Sol
PHP	—	Philippine Peso
PLN	—	Polish Zloty
RON	—	Romanian New Leu
RUB	—	Russian Ruble
THB	—	Thai Baht
TRY	—	Turkish Lira
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	93.9%
Other*	6.1
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**

Does not include an open short futures contract with an underlying face amount of approximately $25,341,000 with unrealized depreciation of approximately $159,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $3,052,000.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Notes to the Portfolio of Investments • January 31, 2016 (unaudited)

Security Valuation: (1) Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker-dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) futures are valued at the latest price published by the commodities exchange on which they trade; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bond	$—	$30,802	$—	$30,802
Sovereign	—	745,280	—	745,280
Total Fixed Income Securities	—	776,082	—	776,082
Short-Term Investments
U.S. Treasury Security	—	6,672	—	6,672
Investment Company	10,672	—	—	10,672
Total Short-Term Investments	10,672	6,672	—	17,344
Foreign Currency Forward Exchange Contracts	—	1,272	—	1,272
Total Assets	10,672	784,026	—	794,698
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(4,324)	—	(4,324)
Futures Contract	(159)	—	—	(159)
Total Liabilities	(159)	(4,324)	—	(4,483)
Total	$10,513	$779,702	$—	$790,215

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of January 31, 2016, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
March 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
March 17, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 17, 2016